JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

June 30, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: World Funds Trust (the “Trust”) – Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, we transmit herewith for filing with the U.S. Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the “Act”) the Trust’s registration statement on Form N-14 under the Act (the “Registration Statement”). The Registration Statement relates to a proposed Agreement and Plan of Reorganization providing for the transfer of all the assets and liabilities, of the Target Fund (described below), a series of Northern Lights Fund Trust, to and in exchange for shares of the Acquiring Fund (described below), which is an existing series of the Trust as follows:

Target Fund	Acquiring Fund

Altegris/AACA Opportunistic Real Estate Fund	LDR Real Estate Value-Opportunity Fund

If you have any questions concerning the foregoing, please contact me at either (913) 660-0778 or John.Lively@Practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP